Segmented Information Revenue by Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 3,720	$ 4,848	$ 5,579
Americas [Member]
Segment Reporting Information [Line Items]
Revenues	3,720	4,844	5,023
EMEA [Member]
Segment Reporting Information [Line Items]
Revenues	0	4	200
APAC [Member]
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 0	$ 356